UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06172

Dreyfus Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/15

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus
October 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.7%
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.03	11/7/15	2,000,000	a	2,000,000

Arizona--.5%
Tucson,
Senior Lien Street and Highway
User Revenue, Refunding	3.00	7/1/16	1,500,000		1,525,313

Colorado--.6%
Lafayette, Exempla Improvement
District, Special Improvement
District Number 02-01, Special
Assessment and Improvement
Revenue, Refunding (LOC; Wells
Fargo Bank)	0.05	11/7/15	1,725,000	a	1,725,000

Connecticut--1.6%
Connecticut Health and Educational
Facilities Authority, Revenue
(Connecticut State University
System Issue)	5.00	11/1/15	1,305,000		1,305,170
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.01	11/2/15	2,285,000	a	2,285,000
Farmington,
GO Notes, BAN	2.00	11/18/15	725,000		725,587
Plainville,
GO Notes, BAN	2.00	5/18/16	500,000		504,631

Delaware--.1%
Delaware,
GO Notes	3.63	3/1/16	300,000	303,309

District of Columbia--1.3%
Metropolitan Washington Airports
Authority, Dulles Toll Road
Revenue, CP (LOC; JPMorgan
Chase Bank)	0.07	11/5/15	4,000,000	4,000,000

Florida--7.1%
Branch Banking and Trust Co.
Municipal Trust (Series 2042)
(Collier County School Board,
COP, Refunding (Master
Lease-Purchase Agreement))
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.05	11/7/15	4,800,000 a,b,c	4,800,000
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health
System)	0.18	12/10/15	2,000,000	2,000,000
Gainesville,
Utility System Revenue, CP
(Liquidity Facility;
Bayerische Landesbank)	0.07	11/10/15	1,915,000	1,915,000
Jacksonville Electric Authority,
Electric System Revenue, CP
(Liquidity Facility; U.S. Bank
NA)	0.04	11/12/15	4,500,000	4,500,000
Jacksonville Electric Authority
Electric System Revenue, CP
(Liquidity Facility; U.S. Bank
NA)	0.03	11/24/15	4,800,000	4,800,000
Jacksonville Electric Authority,
Water and Sewer System
Subordinated Revenue

(Liquidity Facility; State
Street Bank and Trust Co.)	0.02	11/7/15	3,350,000	a	3,350,000

Illinois--1.7%
DuPage County,
Revenue (The Morton Arboretum
Project) (LOC; Northern Trust
Company)	0.02	11/7/15	5,000,000	a	5,000,000

Indiana--.6%
Indianapolis Local Public
Improvement Bond Bank, Revenue	1.00	1/1/16	1,675,000		1,677,261

Iowa--1.4%
Iowa Finance Authority,
Revenue (YMCA and
Rehabilitation Center Project)
(LOC; Bank of America)	0.03	11/7/15	4,085,000	a	4,085,000

Louisiana--1.3%
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.01	11/2/15	4,000,000	a	4,000,000

Maryland--2.9%
Maryland,
GO Notes (State and Local
Facilities Loan)	5.00	3/1/16	2,000,000		2,031,186
Maryland,
GO Notes (State and Local
Facilities Loan)	3.50	3/15/16	1,610,000		1,629,343
Maryland Department of
Transportation, Consolidated
Transportation Revenue	4.25	2/15/16	975,000		986,487
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.04	11/10/15	4,000,000		4,000,000

Massachusetts--.7%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)	0.01	11/2/15	2,000,000	a	2,000,000

Michigan--.9%
Pittsfield Township Economic
Development Corporation, LOR,
Refunding (Arbor Project)
(LOC; Comerica Bank)	0.06	11/7/15	2,775,000	a	2,775,000

Minnesota--.9%
Metropolitan Council
(Minneapolis-Saint Paul
Metropolitan Area) GO Park
Notes	5.00	3/1/16	1,450,000		1,472,733
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	12/1/15	1,250,000		1,250,836

Mississippi--2.7%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.01	11/2/15	4,700,000	a	4,700,000
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.01	11/2/15	3,400,000	a	3,400,000

Missouri--.7%
Missouri Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Health Group)	0.01	11/7/15	2,100,000	a	2,100,000

New Hampshire--4.1%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.02	11/2/15	6,500,000	a	6,500,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; Wells Fargo Bank)	0.02	11/2/15	5,800,000	a	5,800,000

New Jersey--2.3%
Jersey City,
GO Notes (BAN, Real Property
Tax Appeal Notes and Special
Emergency Notes)	1.00	12/11/15	2,000,000		2,001,074
Monmouth County Improvement
Authority, Governmental Pooled
Loan Revenue	3.00	12/1/15	450,000		451,038
New Brunswick,
GO Notes, BAN	2.00	6/8/16	2,881,000		2,905,085
Pennsauken Township,
GO Notes, BAN	1.00	6/23/16	1,536,000		1,539,422

New York--9.2%
Metropolitan Transportation
Authority, Dedicated Tax Fund,
BAN	0.75	6/1/16	2,000,000		2,006,034
Metropolitan Transportation
Authority, Transportation
Revenue, BAN	1.00	3/1/16	5,000,000		5,010,866
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC -
Robert Weslayan College
Project) (LOC; M&T Trust)	0.06	11/7/15	2,600,000	a	2,600,000
New York City Transitional Finance

Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/15	150,000		150,019
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue (SBPA;
Royal Bank of Canada)	0.01	11/2/15	3,000,000	a	3,000,000
New York State Dormitory
Authority, Revenue (The
Rockefeller University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.01	11/7/15	15,000,000	a	15,000,000

North Carolina--1.0%
North Carolina Capital Facilities
Finance Agency, CP (Duke
University Project)	0.06	12/10/15	3,000,000		3,000,000

North Dakota--.5%
North Dakota Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	4/1/16	1,500,000		1,504,348

Ohio--1.9%
Cincinnati City School District
Board of Education, GO Notes,
Refunding (Classroom
Facilities Construction and
Improvement)	5.00	12/1/15	1,970,000		1,977,639
Montgomery County,
Revenue (Miami Valley
Hospital) (Liquidity Facility;
Wells Fargo Bank)	0.01	11/2/15	1,200,000	a	1,200,000
Union Township
GO Notes, BAN (Various Purpose)	1.50	9/8/16	2,500,000		2,520,130

Oregon--.4%
Oregon Department of
Transportation, Highway User

Tax Senior Lien Revenue	5.00	11/15/15	1,210,000		1,212,401

Pennsylvania--2.3%
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.11	11/7/15	7,010,000	a	7,010,000

South Carolina--5.9%
Beaufort County,
GO Notes	5.00	3/1/16	465,000		472,243
Columbia,
Waterworks and Sewer System
Revenue (LOC; Sumitomo Mitsui
Banking Corp.)	0.01	11/7/15	10,000,000	a	10,000,000
Oconee County School District,
GO Notes	5.00	3/1/16	1,235,000		1,254,562
South Carolina Association of
Governmental Organizations, COP	1.50	4/14/16	6,000,000		6,035,121

Tennessee--8.9%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.02	11/7/15	5,375,000	a	5,375,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.06	11/7/15	7,300,000	a	7,300,000
Memphis Regional Authority,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.04	11/17/15	4,000,000		4,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue

(LOC; Bank of America)	0.01	11/7/15	10,000,000	a	10,000,000

Texas--26.4%
Conroe Independent School
District, GO Notes, Refunding	3.00	2/15/16	1,340,000		1,351,056
Cypress-Fairbanks Independent
School District, GO Notes,
Refunding (LOC; Permanent
School Fund Guarantee Program)	2.00	2/15/16	1,130,000		1,135,074
Dallas County Community College
District, GO Notes	5.00	2/15/16	430,000		435,810
Dallas Independent School
District, Unlimited Tax School
Building Bonds (LOC; Permament
School Fund Guarantee Program)	5.25	2/15/16	500,000		507,308
Dripping Springs Independent
School District, GO Notes,
Refunding	2.00	2/15/16	1,290,000		1,296,882
El Paso County,
Water and Sewer Revenue, CP
(Liquidity Facility; Bank of
America)	0.05	11/30/15	5,000,000		5,000,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.10	11/19/15	2,000,000		2,000,000
Gulf Coast Industrial Development
Authority, Revenue (ExxonMobil
Project)	0.01	11/2/15	12,100,000	a	12,100,000
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The
Methodist Hospital System)	0.01	11/2/15	11,750,000	a	11,750,000
Houston,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.04	11/5/15	5,000,000		5,000,000

Houston,
GO Notes, Refunding (Public
Improvement Bonds)	5.00	3/1/16	2,000,000		2,031,044
Liberty Independent School
District, GO Notes (LOC;
Permanent School Fund
Guarantee Program)	5.00	2/15/16	395,000		400,241
Northwest Independent School
District, GO Notes, Refunding
(LOC; Permanent School Fund
Guarantee Program)	1.50	2/15/16	1,380,000		1,384,444
RBC Municipal Products Inc. Trust
(Series E-27) (Harris County
Health Facilities Development
Corporation, HR, Refunding
(Memorial Hermann Healthcare
System)) (Liquidity Facility;
Royal Bank of Canada and LOC;
Royal Bank of Canada)	0.02	11/7/15	15,000,000	a,b,c	15,000,000
San Antonio,
Electric and Gas Systems
Junior Lien Revenue, Refunding	5.00	2/1/16	1,885,000		1,907,748
San Antonio,
Electric and Gas Systems
Revenue, Refunding	5.00	2/1/16	400,000		404,745
Sherman Independent School
District, GO Notes, Refunding	3.00	2/15/16	400,000		403,122
Texas Transportation Commission,
GO Mobility Fund Bonds
(Liquidity Facility:
California Public Employees
Retirement System and State
Street Bank and Trust Co.)	0.01	11/7/15	14,000,000	a	14,000,000
Tyler Independent School District,
GO Notes (LOC; Permanent School
Fund Guarantee Program)	5.00	2/15/16	1,000,000		1,013,959
University of North Texas,
University Financing System

Revenue, CP	0.06	11/19/15	1,457,000		1,457,000
University of Texas System Board
of Regents, Permanent
University Fund Bonds	0.01	11/7/15	1,100,000	a	1,100,000

Utah--2.7%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.01	11/2/15	8,100,000	a	8,100,000

Vermont--.7%
Vermont Municipal Bond Bank,
Revenue	3.00	12/1/15	2,115,000		2,119,946

Virginia--.1%
Virginia Resources Authority,
Infrastructure Revenue
(Virginia Pooled Financing
Program)	4.00	11/1/15	405,000		405,042

Washington--1.6%
King County,
Sewer Revenue, Refunding	5.00	1/1/16	1,580,000		1,592,809
King County Public Hospital
District Number 2, GO Notes,
Refunding (EvergreenHealth)	3.00	12/1/15	2,285,000		2,290,284
Snohomish County,
GO Notes, Refunding	5.00	12/1/15	1,060,000		1,064,147

Wisconsin--6.8%
PMA Levy and Aid Anticipation
Notes Program Notes
Participations	2.00	2/22/16	2,500,000		2,513,346
Wisconsin Health and Educational
Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.09	3/3/16	3,470,000		3,470,000
Wisconsin Housing and Economic

Development Authority, Home
Ownership Revenue (Liquidity
Facility; Royal Bank of Canada)	0.01	11/7/15	5,500,000	a	5,500,000
Wisconsin Housing and Economic
Development Authority, MFHR
(Liquidity Facility; PNC Bank
NA)	0.02	11/7/15	8,830,000	a	8,830,000

Total Investments (cost $302,235,846)			100.5%		302,235,845
Liabilities, Less Cash and Receivables			(.5%)		(1,563,140)
Net Assets			100.0%		300,672,705

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, these securities amounted to $19,800,000 or 6.6% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At October 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVER	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association

GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOT	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PFLOAT	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	302,235,845
Level 3 - Significant Unobservable Inputs	-
Total	302,235,845

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Cash Management Plus

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)